Analysis of cash flows (Tables)	12 Months Ended
Dec. 31, 2024
Cash flows from (used in) operating activities [abstract]
Summary of Analysis of Cash Flows
The following tables analyse the net cash inflow from operating activities presented within the main cash flow statement on page F-6.
Net cash from operating activities:

	2024	2023	2022
	£m	£m	£m
Profit for the year	629	197	775
Taxation	402	149	385
Revaluation and retranslation of financial instruments	50	(7)	(76)
Finance costs	417	389	359
Finance and investment income	(137)	(127)	(145)
(Earnings)/losses from associates	(36)	(70)	60
Operating profit	1,325	531	1,358
Adjustments for:
Non-cash share-based incentive plans (including share options)	109	140	122
Depreciation of property, plant and equipment	156	165	167
Depreciation of right-of-use assets	213	257	262
Impairment charges included within restructuring costs[1]	3	185	43
Goodwill impairment	237	63	38
Amortisation and impairment of acquired intangible assets	93	728	62
Amortisation of other intangible assets	32	25	22
Other impairment charges	26	18	77
(Gains)/losses on disposal of investments and subsidiaries	(322)	(7)	36
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	—	(66)
Other transaction costs	10	—	—
Gains of sale of property, plant and equipment	(7)	—	(6)
Operating cash flow before movement in working capital and provisions	1,875	2,105	2,115
Decrease/(increase) in trade receivables and accrued income	309	232	(499)
Increase/(decrease) in trade payables and deferred income	31	(238)	171
Decrease/(increase) in other receivables	16	125	(154)
Decrease in other payables	(240)	(445)	(327)
Increase/(decrease) in provisions	69	66	(38)
Cash generated by operations	2,060	1,845	1,268
Corporation and overseas tax paid	(392)	(395)	(391)
Interest paid on lease liabilities	(95)	(103)	(92)
Other interest and similar charges paid	(306)	(275)	(210)
Interest received	109	116	88
Investment income	11	13	25
Dividends from associates	31	43	38
Contingent consideration payments recognised in operating activities[2]	(10)	(6)	(25)
Net cash inflow from operating activities	1,408	1,238	701
Notes
[1]Impairment charges included within restructuring costs includes impairments for right-of-use assets, property, plant and equipment and other intangible assets.
[2]Contingent consideration payments in excess of the amount determined at acquisition are recorded as operating activities.

Acquisitions and disposals:
	2024	2023	2022
	£m	£m	£m
Initial cash consideration	(47)	(227)	(218)
Cash and cash equivalents acquired	14	23	39
Contingent consideration payments recognised in investing activities[1]	(87)	(53)	(47)
Purchase of other investments (including associates)	(33)	(10)	(10)
Acquisitions	(153)	(267)	(236)
Proceeds on disposal of investments and subsidiaries[2]	646	100	50
Cash and cash equivalents disposed	(93)	(1)	(12)
Disposals of investments and subsidiaries	553	99	38
Cash consideration received from non-controlling interests	—	46	—
Cash consideration for purchase of non-controlling interests	(87)	(16)	(84)
Cash consideration for non-controlling interests[3]	(87)	30	(84)
Net acquisition payments and disposal proceeds	313	(138)	(282)
Notes
[1]Contingent consideration payments in excess of the amount determined at acquisition are recorded as operating activities.
[2]Proceeds on disposal of investments and subsidiaries includes return of capital from investments in associates.
[3]Cash consideration for non-controlling interests is included within financing activities.

Share repurchases and buybacks:
	2024	2023	2022
	£m	£m	£m
Purchase of own shares by ESOP Trusts	(82)	(54)	(55)
Shares purchased into treasury for cancellation	—	—	(807)
Net cash outflow	(82)	(54)	(862)